Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Commitments Disclosure [Abstract]
Schedule of future minimum lease payments for operating leases
The annual future minimum lease payments for heavy equipment, office equipment and premises in respect of operating leases, excluding contingent rentals, for the next five years and thereafter are as follows:

For the year ending December 31,
2016	$3,982
2017	3,882
2018	4,041
2019	3,740
2020 and thereafter	11,437
$27,082